Wanger International
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger International, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 4.0%
CAR Group Ltd.	257,189	5,125,930
IDP Education Ltd.	353,022	2,091,527
Pro Medicus Ltd.	25,560	3,235,270
Total		10,452,727
Belgium 0.9%
Azelis Group NV	137,894	2,422,996
Canada 2.0%
Altus Group Ltd.	141,425	5,056,333
China 1.7%
Silergy Corp.	372,000	4,321,070
Finland 1.5%
Valmet OYJ(a)	146,429	3,971,596
France 4.1%
Gaztransport Et Technigaz SA	20,092	3,046,636
Robertet SA	4,378	3,867,011
Virbac SA	11,508	3,673,899
Total		10,587,546
Germany 7.9%
Atoss Software SE	19,638	2,670,729
CTS Eventim AG & Co. KGaA	71,150	7,137,933
Hypoport SE(b)	22,073	3,781,124
Nemetschek SE	56,430	6,578,387
Washtec AG	10,000	421,707
Total		20,589,880
India 0.8%
Max Healthcare Institute Ltd.	168,745	2,158,369
Ireland 1.7%
Bank of Ireland Group PLC	381,357	4,505,856
Italy 3.2%
Amplifon SpA	178,880	3,631,452
Carel Industries SpA	262,126	4,778,745
Total		8,410,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 32.0%
Capcom Co., Ltd.	345,900	8,537,351
Disco Corp.	16,200	3,308,391
Gunma Bank Ltd. (The)	300,700	2,508,235
Kakaku.com, Inc.	257,700	3,690,883
Kokusai Electric Corp.	273,200	4,521,789
Kyoritsu Maintenance Co., Ltd.	105,600	2,205,339
Kyudenko Corp.	110,300	3,558,993
Macnica Holdings, Inc.	187,200	2,423,163
Nippon Sanso Holdings Corp.	146,500	4,444,017
Nissin Foods Holdings Co., Ltd.	110,600	2,257,388
Niterra Co., Ltd.	229,800	7,010,140
Nomura Real Estate Holdings, Inc.	765,500	4,467,125
Omron Corp.	123,900	3,498,528
Open House Co., Ltd.	52,200	1,945,830
Sanwa Holdings Corp.	121,800	3,908,492
Sekisui Chemical Co., Ltd.	244,800	4,175,267
Simplex Holdings, Inc.	243,200	4,578,492
Sundrug Co., Ltd.	104,500	2,929,189
Suntory Beverage & Food Ltd.	170,500	5,625,080
Taisei Corp.	108,000	4,807,250
Yaskawa Electric Corp.	107,200	2,686,230
Total		83,087,172
Mexico 1.6%
Corporación Inmobiliaria Vesta SAB de CV	1,829,730	4,191,539
Netherlands 3.6%
BE Semiconductor Industries NV	40,068	4,187,366
IMCD NV	38,087	5,068,680
Total		9,256,046
New Zealand 2.1%
Fisher & Paykel Healthcare Corp., Ltd.	289,545	5,525,792
Norway 0.4%
AutoStore Holdings Ltd.(b),(c)	1,196,611	1,054,751
Spain 0.9%
Viscofan SA	31,661	2,187,619

Wanger International  | 2025

Portfolio of Investments  (continued)
Wanger International, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.2%
AddTech AB, B Shares	119,452	3,498,458
Munters Group AB	280,586	2,867,955
Thule Group AB	63,461	1,826,235
Total		8,192,648
Switzerland 6.4%
Belimo Holding AG, Registered Shares	5,987	3,691,072
Inficon Holding AG	3,432	3,601,148
Kardex Holding AG	13,078	3,459,353
Tecan Group AG, Registered Shares	13,413	2,552,209
VAT Group AG	9,270	3,341,484
Total		16,645,266
United Kingdom 17.1%
Ashtead Group PLC	81,128	4,386,329
Auto Trader Group PLC	712,223	6,886,924
ConvaTec Group PLC	1,689,102	5,642,542
Genus PLC	196,034	4,725,546
Halma PLC	99,696	3,344,961
Howden Joinery Group PLC	439,167	4,107,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	233,683	5,951,739
Rightmove PLC	727,302	6,475,274
Safestore Holdings PLC	348,008	2,770,795
Total		44,291,323
United States 2.1%
Interparfums, Inc.	46,932	5,344,147
Total Common Stocks (Cost $227,534,838)		252,252,873

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(d),(e)	8,532,447	8,530,740
Dreyfus Government Cash Management Fund, Institutional Shares, 4.226%(d),(f)	3,835,303	3,835,303
Total Money Market Funds (Cost $12,365,450)		12,366,043
Total Investments in Securities (Cost $239,900,288)		264,618,916
Other Assets & Liabilities, Net		(5,167,926)
Net Assets		$259,450,990
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2025. The total market value of securities on loan at March 31, 2025 was $3,544,329.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $1,054,751, which represents 0.41% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	7,040,597	15,033,346	(13,543,372)	169	8,530,740	134	83,869	8,532,447

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7062_12_D01_(05/25)